Condensed interim consolidated statement of financial position - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	$ 460,752	$ 457,802
Intangible assets	92,900	106,262
Right-of-use assets	190,675	232,612
Deferred tax assets	5,413,618	5,288,913
Total non current assets	6,157,945	6,085,589
Current assets
Prepaid expenses and other current assets	1,323,137	1,310,807
Trade and other receivables	5,873,717	4,009,282
Cash and cash equivalents	4,876,983	4,958,983
Total current assets	12,073,837	10,279,072
Assets classified as held for sale	1,522	1,522
Total assets	18,233,304	16,366,183
EQUITY
Share capital	24,912	24,746
Share premium	354,179,327	353,883,768
Employee share scheme reserve	631,629	564,127
Foreign currency translation reserve	(18,004,387)	(16,603,786)
Reserve of disposal groups classified as held for sale	2,372,514	2,372,514
Other reserves	3,886,000	1,886,000
Accumulated losses	(339,412,841)	(339,845,041)
Equity attributable to equity holders of the Parent Company	3,677,154	2,282,328
Non-controlling interests	(2,970,273)	(2,970,273)
Total (deficit)/ equity	706,881	(687,945)
Non-current liabilities
Provision for employees' end of sevice benefits	58,348	45,957
Derivative warrant liabilities	1,505,540	669,156
Accounts payable, accruals and other payables		30,850
Lease liabilities	323,688	440,183
Total non current liabilities	1,887,576	1,186,146
Current liabilities
Accounts payable, accruals and other payables.	9,511,409	9,351,406
Deferred purchase price	646,678	1,148,013
Current tax liabilities	1,069,663	836,117
Lease liabilities	485,532	606,881
Total current liabilities	11,713,282	11,942,417
Liabilities directly associated with assets classified as held for sale	3,925,565	3,925,565
Total liabilities	17,526,423	17,054,128
Total equity and liabilities	$ 18,233,304	$ 16,366,183